Management Report - Segment Results of Operations (Tables)	6 Months Ended
Jun. 30, 2024
Segment Results of Operations [Abstract]
Segment Results of Operations [text block table]
	Three months ended Jun 30, 2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	1,922	2,599	2,332	663	(208)	7,308
Provision for credit losses	135	163	149	(0)	29	476
Noninterest expenses:
Compensation and benefits	402	687	765	231	926	3,010
General and administrative expenses	786	994	1,068	223	667	3,738
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(0)	(1)	(45)	0	0	(46)
Total noninterest expenses	1,187	1,680	1,788	453	1,593	6,702
Noncontrolling interests	0	10	0	50	(60)	0
Profit (loss) before tax	599	746	395	160	(1,770)	130

N/M – Not meaningful
	Three months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	1,943	2,361	2,400	620	(261)	7,062
Provision for credit losses	117	141	147	(0)	(4)	401
Noninterest expenses:
Compensation and benefits	374	647	716	234	841	2,812
General and administrative expenses	802	970	1,193	241	(549)	2,657
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(0)	(1)	135	(0)	0	134
Total noninterest expenses	1,175	1,616	2,044	474	293	5,602
Noncontrolling interests	0	8	0	43	(51)	0
Profit (loss) before tax	651	596	209	103	(499)	1,059

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
	Six months ended Jun 30, 2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	3,800	5,645	4,710	1,280	(751)	14,684
Provision for credit losses	198	313	367	(1)	38	915
Noninterest expenses:
Compensation and benefits	782	1,373	1,474	464	1,846	5,940
General and administrative expenses	1,616	1,939	2,169	445	(58)	6,111
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	0	(0)	(45)	0	0	(45)
Total noninterest expenses	2,398	3,311	3,599	909	1,788	12,006
Noncontrolling interests	0	11	0	90	(102)	0
Profit (loss) before tax	1,204	2,010	743	282	(2,476)	1,763

N/M – Not meaningful
	Six months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	3,916	5,052	4,838	1,209	(175)	14,839
Provision for credit losses	182	181	413	(1)	(3)	772
Noninterest expenses:
Compensation and benefits	733	1,260	1,404	456	1,654	5,508
General and administrative expenses	1,563	2,131	2,396	454	(1,127)	5,417
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	0	(0)	135	0	(1)	134
Total noninterest expenses	2,296	3,391	3,935	910	526	11,059
Noncontrolling interests	0	6	0	82	(89)	0
Profit (loss) before tax	1,438	1,473	489	218	(610)	3,008

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year

Segment Results of Operations, Corporate Bank [text block table]	Corporate Bank Three months ended Six months ended in € m.(unless stated otherwise) Jun 30, 2024 Jun 30, 2023 AbsoluteChange Changein % Jun 30, 2024 Jun 30, 2023 AbsoluteChange Changein % Net revenues: Corporate Treasury Services 1,058 1,085 (27) (2) 2,128 2,273 (145) (6) Institutional Client Services 532 492 40 8 995 939 56 6 Business Banking 332 367 (35) (9) 678 704 (26) (4) Total net revenues 1,922 1,943 (21) (1) 3,800 3,916 (116) (3) Of which: Net interest income 1,290 1,312 (23) (2) 2,578 2,645 (67) (3) Commissions and fee income 624 573 51 9 1,217 1,149 68 6 Remaining income 8 58 (50) (86) 6 122 (116) (95) Provision for credit losses 135 117 18 15 198 182 16 9 Noninterest expenses: Compensation and benefits 402 374 28 8 782 733 50 7 General and administrative expenses 786 802 (16) (2) 1,616 1,563 53 3 Impairment of goodwill and other intangible assets 0 0 0 N/M 0 0 0 N/M Restructuring activities (0) (0) 0 N/M 0 0 (0) N/M Total noninterest expenses 1,187 1,175 12 1 2,398 2,296 102 4 Noncontrolling interests 0 0 0 N/M 0 0 0 N/M Profit (loss) before tax 599 651 (51) (8) 1,204 1,438 (234) (16) Employees (front office, full-time equivalent)1 7,786 7,443 343 5 7,786 7,443 343 5 Employees (business-aligned operations, full-time equivalent)1 7,966 7,677 288 4 7,966 7,677 288 4 Employees (allocated central infrastructure, full-time equivalent)1 9,910 8,711 1,199 14 9,910 8,711 1,199 14 Total employees (full-time equivalent)1 25,662 23,831 1,831 8 25,662 23,831 1,831 8 Total assets (in € bn)1,2 271 245 26 11 271 245 26 11 Risk-weighted assets (in € bn)1 75 71 3 5 75 71 3 5 of which: operational risk RWA (in € bn)1,3 9 5 3 65 9 5 3 65 Leverage exposure (in € bn)1 315 306 10 3 315 306 10 3 Deposits (in € bn)1 303 271 32 12 303 271 32 12 Loans (gross of allowance for loan losses, in € bn)1 117 116 1 0 117 116 1 0 Cost/income ratio 61.8% 60.5% 1.3ppt N/M 63.1% 58.6% 4.5ppt N/M Post-tax return on average shareholders’ equity4 14.1% 15.0% (1.0)ppt N/M 14.2% 16.7% (2.5)ppt N/M Post-tax return on average tangible shareholders’ equity4 15.0% 16.1% (1.1)ppt N/M 15.3% 17.9% (2.7)ppt N/M N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 As of quarter-end 2 Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances 3 Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report 4 Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report
Segment Results of Operations, Investment Bank [text block table]
Investment Bank
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2024	Jun 30, 2023	Absolute Change	Change in %	Jun 30, 2024	Jun 30, 2023	Absolute Change	Change in %
Net revenues:
Fixed Income & Currencies	2,067	2,128	(60)	(3)	4,585	4,470	115	3
Fixed Income & Currencies: Financing	781	776	6	1	1,586	1,481	105	7
Fixed Income & Currencies: Ex-Financing	1,286	1,352	(66)	(5)	2,999	2,989	10	0
Origination & Advisory	585	291	294	101	1,089	618	471	76
Debt Origination	399	212	187	88	754	425	329	77
Equity Origination	50	30	19	64	94	52	42	80
Advisory	137	48	89	184	241	140	100	71
Research and Other	(54)	(58)	3	(6)	(28)	(35)	7	(20)
Total net revenues	2,599	2,361	238	10	5,645	5,052	593	12
Provision for credit losses	163	141	22	16	313	181	132	73
Noninterest expenses:
Compensation and benefits	687	647	40	6	1,373	1,260	112	9
General and administrative expenses	994	970	24	2	1,939	2,131	(192)	(9)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(1)	(1)	0	N/M	(0)	(0)	(0)	N/M
Total noninterest expenses	1,680	1,616	63	4	3,311	3,391	(80)	(2)
Noncontrolling interests	10	8	2	21	11	6	5	81
Profit (loss) before tax	746	596	150	25	2,010	1,473	536	36

Employees (front office, full-time equivalent)[1]	4,776	4,371	405	9	4,776	4,371	405	9
Employees (business-aligned operations, full-time equivalent)[1]	3,131	3,002	129	4	3,131	3,002	129	4
Employees (allocated central infrastructure, full-time equivalent)[1]	12,191	11,342	849	7	12,191	11,342	849	7
Total employees (full-time equivalent)[1]	20,097	18,715	1,383	7	20,097	18,715	1,383	7
Total assets (in € bn)[1,2]	719	662	57	9	719	662	57	9
Risk-weighted assets (in € bn)[1]	135	145	(10)	(7)	135	145	(10)	(7)
of which: operational risk RWA (in € bn)[1,3]	18	23	(5)	(23)	18	23	(5)	(23)
Leverage exposure (in € bn)[1]	567	546	21	4	567	546	21	4
Deposits (in € bn)[1]	19	12	7	59	19	12	7	59
Loans (gross of allowance for loan losses, in € bn)[1]	106	103	3	3	106	103	3	3
Cost/income ratio	64.6%	68.5%	(3.8)ppt	N/M	58.7%	67.1%	(8.5)ppt	N/M
Post-tax return on average shareholders’ equity[4]	8.1%	6.2%	1.8ppt	N/M	11.3%	8.1%	3.2ppt	N/M
Post-tax return on average tangible shareholders’ equity[4]	8.3%	6.4%	1.9ppt	N/M	11.7%	8.3%	3.3ppt	N/M

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
[2] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report
[4] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report

Segment Results of Operations, Private Bank [text block table]
Private Bank
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2024	Jun 30, 2023	Absolute Change	Change in %	Jun 30, 2024	Jun 30, 2023	Absolute Change	Change in %
Net revenues:
Personal Banking	1,303	1,404	(101)	(7)	2,627	2,789	(162)	(6)
Wealth Management & Private Banking	1,029	996	34	3	2,083	2,049	34	2
Total net revenues	2,332	2,400	(67)	(3)	4,710	4,838	(128)	(3)
Of which:
Net interest income	1,442	1,543	(101)	(7)	2,875	3,075	(200)	(7)
Commissions and fee income	731	724	7	1	1,520	1,501	19	1
Remaining income	159	132	27	20	315	262	53	20
Provision for credit losses	149	147	2	2	367	413	(46)	(11)
Noninterest expenses:
Compensation and benefits	765	716	49	7	1,474	1,404	70	5
General and administrative expenses	1,068	1,193	(125)	(10)	2,169	2,396	(227)	(9)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(45)	135	(181)	N/M	(45)	135	(180)	N/M
Total noninterest expenses	1,788	2,044	(256)	(13)	3,599	3,935	(336)	(9)
Noncontrolling interests	0	0	0	N/M	0	0	0	N/M
Profit (loss) before tax	395	209	186	89	743	489	254	52

Employees (front office, full-time equivalent)[1]	17,962	18,822	(860)	(5)	17,962	18,822	(860)	(5)
Employees (business-aligned operations, full-time equivalent)[1]	7,725	7,957	(233)	(3)	7,725	7,957	(233)	(3)
Employees (allocated central infrastructure, full-time equivalent)[1]	11,912	11,312	600	5	11,912	11,312	600	5
Total employees (full-time equivalent)[1]	37,599	38,092	(493)	(1)	37,599	38,092	(493)	(1)
Total assets (in € bn)[1,2]	327	330	(2)	(1)	327	330	(2)	(1)
Risk-weighted assets (in € bn)[1]	96	87	9	11	96	87	9	11
of which: operational risk RWA (in € bn)[1,3]	15	8	7	90	15	8	7	90
Leverage exposure (in € bn)[1]	335	341	(6)	(2)	335	341	(6)	(2)
Deposits (in € bn)[1]	314	307	7	2	314	307	7	2
Loans (gross of allowance for loan losses, in € bn)[1]	260	263	(3)	(1)	260	263	(3)	(1)
Assets under Management (in € bn)[1,4]	613	565	48	9	613	565	48	9
Net flows (in € bn)	7	6	2	31	19	10	9	92
Cost/income ratio	76.7%	85.2%	(8.5)ppt	N/M	76.4%	81.3%	(4.9)ppt	N/M
Post-tax return on average shareholders’ equity[5]	7.1%	3.7%	3.5ppt	N/M	6.8%	4.5%	2.3ppt	N/M
Post-tax return on average tangible shareholders’ equity[5]	7.1%	3.9%	3.2ppt	N/M	6.9%	4.8%	2.1ppt	N/M

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
[2] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report
[4] Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management and Private Banking, it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services. Within the new Private Bank coverage area ‘Wealth Management & Private Banking’, private clients benefit from a wider product range with increased emphasis on investment advice. As a result, starting from the first quarter of 2024, demand deposits of Private Banking in Germany were reclassified to Assets under Management, ensuring a consistent treatment within ‘Wealth Management & Private Banking’
[5] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report

Segment Results of Operations, Asset Management [text block table]	Asset Management Three months ended Six months ended in € m.(unless stated otherwise) Jun 30, 2024 Jun 30, 2023 AbsoluteChange Changein % Jun 30, 2024 Jun 30, 2023 AbsoluteChange Changein % Net revenues: Management Fees 613 580 33 6 1,205 1,151 55 5 Performance and transaction fees 10 57 (47) (82) 27 68 (41) (60) Other 40 (17) 57 N/M 47 (10) 58 N/M Total net revenues 663 620 43 7 1,280 1,209 72 6 Provision for credit losses (0) (0) (0) 123 (1) (1) (0) 11 Noninterest expenses: Compensation and benefits 231 234 (3) (1) 464 456 8 2 General and administrative expenses 223 241 (18) (7) 445 454 (9) (2) Impairment of goodwill and other intangible assets 0 0 0 N/M 0 0 0 N/M Restructuring activities 0 (0) 0 N/M 0 0 0 32 Total noninterest expenses 453 474 (21) (4) 909 910 (1) (0) Noncontrolling interests 50 43 7 16 90 82 8 10 Profit (loss) before tax 160 103 57 55 282 218 64 30 Employees (front office, full-time equivalent)1 2,012 2,033 (21) (1) 2,012 2,033 (21) (1) Employees (business-aligned operations, full-time equivalent)1 2,403 2,280 123 5 2,403 2,280 123 5 Employees (allocated central infrastructure, full-time equivalent)1 568 528 40 8 568 528 40 8 Total employees (full-time equivalent)1 4,982 4,840 142 3 4,982 4,840 142 3 Total assets (in € bn)1,2 10 10 (0) (0) 10 10 (0) (0) Risk-weighted assets (in € bn)1 18 14 4 30 18 14 4 30 of which: operational risk RWA (in € bn)1,3 5 3 1 41 5 3 1 41 Leverage exposure (in € bn)1 9 9 0 3 9 9 0 3 Assets under Management (in € bn)1,4 933 859 74 9 933 859 74 9 Net flows (in € bn) (19) 9 (28) N/M (11) 15 (26) N/M Cost/income ratio 68.4% 76.5% (8.1)ppt N/M 71.0% 75.3% (4.3)ppt N/M Post-tax return on average shareholders’ equity5 8.0% 5.4% 2.7ppt N/M 7.2% 5.7% 1.6ppt N/M Post-tax return on average tangible shareholders’ equity5 17.8% 12.7% 5.2ppt N/M 16.3% 13.3% 3.0ppt N/M N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 As of quarter-end 2 Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances 3 Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report 4 A ssets under management (AuM) means assets (a) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (b) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees 5 Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report
Segment Results of Operations, Corporate & Other [text block table]
Corporate & Other
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2024	Jun 30, 2023	Absolute Change	Change in %	Jun 30, 2024	Jun 30, 2023	Absolute Change	Change in %
Net revenues	(208)	(261)	53	(20)	(751)	(175)	(577)	N/M
Provision for credit losses	29	(4)	33	N/M	38	(3)	40	N/M
Noninterest expenses:
Compensation and benefits	926	841	84	10	1,846	1,654	192	12
General and administrative expenses	667	(549)	1,216	N/M	(58)	(1,127)	1,069	(95)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	0	0	(0)	(10)	0	(1)	1	N/M
Total noninterest expenses	1,593	293	1,300	N/M	1,788	526	1,262	N/M
Noncontrolling interests	(60)	(51)	(9)	17	(102)	(89)	(13)	15
Profit (loss) before tax	(1,770)	(499)	(1,271)	N/M	(2,476)	(610)	(1,866)	N/M

Total Employees (full-time equivalent)[1]	35,710	33,470	2,240	7	35,710	33,470	2,240	7
Risk-weighted assets (in € bn)[1]	32	41	(9)	(22)	32	41	(9)	(22)
Leverage exposure (in € bn)[1]	36	34	2	5	36	34	2	5

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end